BBH Series Large Cap ETF

Portfolio of Investments

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

Shares		Value
	Common Stock (95.7%)

	Communication Services (8.5%)
121,877	Alphabet, Inc. (Class C)	$41,259,021
	Total Communication Services	41,259,021

	Consumer Discretionary (11.7%)
107,368	Amazon.com, Inc.[1]	25,693,162
3,009	Booking Holdings, Inc.	15,050,537
16,959	McDonald's Corp.	5,342,085
175,752	NIKE, Inc. (Class B)	10,863,231
	Total Consumer Discretionary	56,949,015

	Consumer Staples (6.2%)
52,862	Coca-Cola Co.	3,954,606
9,197	Costco Wholesale Corp.	8,647,479
34,142	Procter & Gamble Co.	5,181,731
103,122	Walmart, Inc.	12,285,955
	Total Consumer Staples	30,069,771

	Financials (17.8%)
51,744	Arthur J Gallagher & Co.	12,903,401
34,545	Berkshire Hathaway, Inc. (Class B)[1]	16,599,909
12,048	PMorgan Chase & Co.	3,685,363
51,316	Mastercard, Inc. (Class A)	27,648,548
49,548	Progressive Corp.	10,305,984
29,142	S&P Global, Inc.	15,380,856
	Total Financials	86,524,061

	Health Care (10.1%)
59,798	Abbott Laboratories	6,535,921
117,068	Alcon AG (Switzerland)	9,480,167
9,677	Eli Lilly & Co.	10,036,501
10,905	Johnson & Johnson	2,478,161
29,170	Novo Nordisk A/S ADR (Denmark)	1,733,573
23,426	Thermo Fisher Scientific, Inc.	13,554,518
43,427	Zoetis, Inc. (Class A)	5,420,558
	Total Health Care	49,239,399

	Industrials (7.3%)
29,188	Automatic Data Processing, Inc.	7,204,182
65,265	Otis Worldwide Corp.	5,574,936
8,804	Rockwell Automation, Inc.	3,712,207
85,908	Waste Management, Inc.	19,092,194
	Total Industrials	35,583,519

	Information Technology (30.4%)
7,950	Adobe, Inc.[1]	2,331,338
12,786	Analog Devices, Inc.	3,974,912
71,893	Apple, Inc.	18,654,796
51,094	Applied Materials, Inc.	16,468,618
32,655	Cadence Design Systems, Inc.[1]	9,677,636
18,253	KLA Corp.	26,064,189
77,039	Microsoft Corp.	33,149,111
44,742	NVIDIA Corp.	8,551,538

BBH Series Large Cap ETF

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

Shares		Value
	Common Stock (continued)

	Information Technology (continued)
82,280	Oracle Corp.	$13,541,642
51,230	ServiceNow, Inc.[1]	5,994,422
43,215	Texas Instruments, Inc.	9,314,993
	Total Information Technology	147,723,195

	Materials (3.7%)
9,052	Ecolab, Inc.	2,552,574
33,625	Linde, Plc. (Ireland)	15,365,616
	Total Materials	17,918,190

	Total Common Stock
	(Cost $279,909,756)	465,266,171

Total Investments (Cost $279,909,756)[2]	95.7%	$465,266,171
Cash and Other Assets in Excess of Liabilities	4.3%	20,821,514
Net Assets	100.0%	$486,087,685

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $279,909,756, the aggregate gross unrealized appreciation is $191,318,627 and the aggregate gross unrealized depreciation is $5,962,212, resulting in net unrealized appreciation of $185,356,415.

Abbreviation:

ADR − American Depositary Receipt.

BBH Series Large Cap ETF

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

Fair Value Measurements

BBH Series Large Cap ETF (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

BBH Series Large Cap ETF

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH Series Large Cap ETF

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2026.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2026
Common Stock:
Communication Services	$41,259,021	$–	$–	$41,259,021
Consumer Discretionary	56,949,015	–	–	56,949,015
Consumer Staples	30,069,771	–	–	30,069,771
Financials	86,524,061	–	–	86,524,061
Health Care	49,239,399	–	–	49,239,399
Industrials	35,583,519	–	–	35,583,519
Information Technology	147,723,195	–	–	147,723,195
Materials	17,918,190	–	–	17,918,190
Total Investments, at value	$465,266,171	$–	$–	$465,266,171

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The Fund is managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are listed on NYSE Arca, Inc. and may only be bought and sold in the secondary market through a broker or dealer at a market price. Because shares trade at market price rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).